LOANS AND BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Short-term borrowings by type
Unsecured short-term loans and borrowings	¥ 60,000	¥ 30,000
Secured short-term loans and borrowings	236,177	654,788
Short-term borrowings	¥ 296,177	¥ 684,788